Consolidated Balance Sheets (USD $)	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Current assets:
Cash and cash equivalents	$ 573,600	$ 833,520	$ 557,319
Promissory note receivable		0	1,000,000
Prepaid expenses and other current assets	32,441	43,470	19,629
Total current assets	606,041	876,990	1,576,948
Long-term assets:
Property and equipment, net		0	322
Other Assets		0	10,062
Total long-term assets		0	10,384
Total assets	606,041	876,990	1,587,332
Current liabilities:
Accounts payable	204,099	175,832	314,769
Accrued expenses and other liabilities	329,485	267,835	140,840
Convertible notes, net of unamortized discount	409,803	0
Current derivative liabilities	448,776	2,280,000	0
Total current liabilities	1,392,163	2,723,667	455,609
Long-term liabilities:
Note payable, net of unamortized discount	961,295	955,766	944,707
Accrued interest, net of current portion	155,000	100,000	0
Derivative liabilities, net of current portion	4,026,950	3,990,000	0
Total long-term liabilities	5,143,245	5,045,766	944,707
Total liabilities	6,535,408	7,769,433	1,400,316
Commitments and contingencies
Stockholders’ deficit:
Common stock, $0.001 par value, 300,000,000 shares authorized, 76,076,487 and 72,076,487 shares issued and outstanding as of March 31, 2015 and September 30, 2014, respectively	76,076	72,051	60,145
Additional paid in capital	7,224,072	5,810,200	4,758,742
Accumulated deficit	(13,229,515)	(12,774,694)	(4,631,871)
Total stockholders’ deficit	(5,929,367)	(6,892,443)	187,016
Total liabilities and stockholders' deficit	$ 606,041	$ 876,990	$ 1,587,332